Income Tax Expense/(benefit) - Disclosure of Detailed Information About Temporary Differences Not Recognised (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Income taxes [Abstract]
Temporary differences for which no deferred tax asset has been recognised	$ 18,703	$ 14,504	$ 14,661	$ 19,924
Potential tax benefit at 28%	$ 5,237	$ 4,061	$ 4,105	$ 5,579